Expense Example {- Fidelity® Maryland Municipal Income Fund} - 08.31 Fidelity Maryland Municipal Income Fund PRO-09 - Fidelity® Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund-Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689